Non-current liabilities - deferred tax	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Non-current liabilities - deferred tax
Note 16.
Non-current
liabilities - deferred tax

	2020	2019
	A$’000	A$’000

Deferred tax liability associated with Licensing Agreement	3,413	3,711

Amount expected to be settled within 12 months	298	298
Amount expected to be settled after more than 12 months	3,115	3,413

	3,413	3,711